Submission	Mar. 27, 2025
Submission [Line Items]
Central Index Key	0000049071
Registrant Name	Humana, Inc.
Registration File Number	333-277734
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES